Warrants (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020 Years $ / shares	Dec. 31, 2019 Years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.00%	1.81%
Market price | $ / shares	$ 5.50	$ 6.39
Expected volatility	71.00%	64.00%
Expected dividend yield
Expected life (years) | Years	4.2	4.2
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.27%
Market price | $ / shares	$ 3.12
Expected volatility	83.00%
Expected dividend yield
Expected life (years) | Years	2